Financial instruments - Fair value hedges - Additional information (Details) - Borrowings de-designated from hedge relationship in 2008 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2008
Disclosure of detailed information about financial instruments
Accumulated fair value hedge adjustment on hedged item	£ 10	£ 12
Cash inflow from close-out of hedging instrument			£ 62
Fair value movement gain/(loss)	£ 3	£ 3